Investment Portfolio	as of June 30, 2021 (Unaudited)
DWS CROCI® U.S. Fund
	Shares	Value ($)

Common Stocks 99.7%
Communication Services 7.4%
Diversified Telecommunication Services 3.0%
AT&T, Inc.	373,227	10,741,473
Verizon Communications, Inc.	192,767	10,800,735
		21,542,208
Interactive Media & Services 1.7%
Facebook, Inc. "A"*	35,661	12,399,687
Media 2.7%
Comcast Corp. "A"	58,127	3,314,401
Fox Corp. "A" (a)	432,544	16,060,359
ViacomCBS, Inc. "B"	14,320	647,264
		20,022,024
Consumer Discretionary 10.9%
Distributors 0.1%
Genuine Parts Co.	4,713	596,053
Household Durables 2.8%
D.R. Horton, Inc. (a)	191,032	17,263,562
Garmin Ltd.	19,888	2,876,600
		20,140,162
Internet & Direct Marketing Retail 2.1%
eBay, Inc. (a)	218,838	15,364,616
Multiline Retail 2.7%
Dollar General Corp.	82,259	17,800,025
Target Corp.	6,629	1,602,495
		19,402,520
Specialty Retail 3.1%
AutoZone, Inc.*	11,963	17,851,428
Best Buy Co., Inc.	5,242	602,725
Lowe's Companies, Inc.	12,590	2,442,082
O'Reilly Automotive, Inc.*	1,154	653,407
Tractor Supply Co.	5,485	1,020,539
		22,570,181
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc.*	15,367	668,157
Consumer Staples 20.7%
Beverages 0.4%
Constellation Brands, Inc. "A"	11,590	2,710,785
Food & Staples Retailing 2.1%
Kroger Co. (a)	404,001	15,477,278

Food Products 11.2%
Campbell Soup Co. (a)	248,306	11,320,271
Conagra Brands, Inc. (a)	421,841	15,346,576
General Mills, Inc.	196,078	11,947,032
J M Smucker Co. (a)	119,489	15,482,190
Kellogg Co. (a)	189,844	12,212,664
Tyson Foods, Inc. "A"	205,550	15,161,368
		81,470,101
Household Products 2.3%
Kimberly-Clark Corp.	83,693	11,196,450
Procter & Gamble Co. (a)	39,655	5,350,649
		16,547,099
Tobacco 4.7%
Altria Group, Inc.	322,523	15,377,896
Philip Morris International, Inc.	185,436	18,378,562
		33,756,458
Energy 0.4%
Oil, Gas & Consumable Fuels
ONEOK, Inc. (a)	22,570	1,255,795
Williams Companies, Inc.	54,917	1,458,046
		2,713,841
Financials 8.4%
Banks 2.7%
Bank of America Corp.	101,988	4,204,965
Citigroup, Inc.	28,306	2,002,649
Fifth Third Bancorp.	40,168	1,535,623
JPMorgan Chase & Co.	33,082	5,145,574
Truist Financial Corp.	40,626	2,254,743
U.S. Bancorp. (a)	70,580	4,020,943
		19,164,497
Capital Markets 5.2%
Bank of New York Mellon Corp.	384,740	19,710,230
Northern Trust Corp.	7,465	863,104
State Street Corp.	208,947	17,192,159
		37,765,493
Consumer Finance 0.5%
Capital One Financial Corp.	13,528	2,092,646
Discover Financial Services	9,656	1,142,208
Synchrony Financial	12,088	586,510
		3,821,364
Health Care 28.6%
Biotechnology 11.9%
AbbVie, Inc.	153,554	17,296,323
Alexion Pharmaceuticals, Inc.*	86,693	15,926,371
Amgen, Inc.	64,395	15,696,281
Biogen, Inc.*	38,921	13,477,175
Gilead Sciences, Inc.	166,911	11,493,491
Regeneron Pharmaceuticals, Inc.*	22,479	12,555,421
		86,445,062

Health Care Providers & Services 6.6%
Cardinal Health, Inc.	212,023	12,104,393
HCA Healthcare, Inc.	8,360	1,728,346
Laboratory Corp. of America Holdings*	61,414	16,941,052
McKesson Corp.	4,917	940,327
Quest Diagnostics, Inc.	117,070	15,449,728
Tenet Healthcare Corp.* (a)	8,936	598,623
		47,762,469
Life Sciences Tools & Services 0.7%
Thermo Fisher Scientific, Inc.	9,852	4,970,038
Pharmaceuticals 9.4%
Bristol-Myers Squibb Co.	175,721	11,741,677
Eli Lilly & Co.	10,028	2,301,627
Johnson & Johnson	100,147	16,498,217
Merck & Co., Inc.	142,738	11,100,734
Pfizer, Inc.	467,981	18,326,136
Viatris, Inc.	589,548	8,424,641
		68,393,032
Industrials 6.8%
Aerospace & Defense 1.9%
Lockheed Martin Corp.	32,692	12,369,018
Northrop Grumman Corp.	3,771	1,370,495
		13,739,513
Air Freight & Logistics 4.1%
C.H. Robinson Worldwide, Inc. (a)	161,172	15,096,981
Expeditors International of Washington, Inc.	117,133	14,829,038
		29,926,019
Electrical Equipment 0.1%
Acuity Brands, Inc.	3,240	605,977
Industrial Conglomerates 0.3%
3M Co. (a)	10,798	2,144,807
Machinery 0.3%
Cummins, Inc.	6,343	1,546,487
PACCAR, Inc.	9,614	858,049
		2,404,536
Professional Services 0.1%
ManpowerGroup, Inc. (a)	4,925	585,632
Information Technology 15.7%
Communications Equipment 2.6%
Cisco Systems, Inc. (a)	358,409	18,995,677
Electronic Equipment, Instruments & Components 0.2%
Flex Ltd.*	93,397	1,669,004
IT Services 3.5%
Amdocs Ltd.	212,073	16,405,968
Cognizant Technology Solutions Corp. "A"	63,778	4,417,264
International Business Machines Corp.	31,575	4,628,579
		25,451,811

Semiconductors & Semiconductor Equipment 5.0%
Applied Materials, Inc.	25,707	3,660,677
Broadcom, Inc.	14,783	7,049,126
Intel Corp.	177,244	9,950,478
KLA Corp.	7,153	2,319,074
Lam Research Corp. (a)	4,529	2,947,020
Qorvo, Inc.*	17,068	3,339,354
QUALCOMM, Inc.	23,305	3,330,984
Skyworks Solutions, Inc.	18,587	3,564,057
		36,160,770
Software 4.0%
Oracle Corp.	267,631	20,832,397
SS&C Technologies Holdings, Inc.	108,035	7,785,002
		28,617,399
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co.	123,466	1,800,135
HP, Inc.	32,712	987,575
		2,787,710
Materials 0.8%
Chemicals 0.2%
LyondellBasell Industries NV "A"	13,296	1,367,760
Containers & Packaging 0.2%
Amcor PLC	54,206	621,201
Westrock Co.	15,448	822,142
		1,443,343
Metals & Mining 0.4%
Newmont Corp.	38,309	2,428,024
Nucor Corp.	8,199	786,530
		3,214,554
Total Common Stocks (Cost $635,005,581)		722,817,637

Securities Lending Collateral 11.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $79,345,314)	79,345,314	79,345,314

Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 0.02% (b) (Cost $1,456,250)	1,456,250	1,456,250

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $715,807,145)	110.9	803,619,201
Other Assets and Liabilities, Net	(10.9)	(78,898,957)
Net Assets	100.0	724,720,244
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the year ended June 30, 2021 are as follows:
Value ($) at 9/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Securities Lending Collateral 11.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
15,255,840	64,089,474 (d)	—	—	—	14,831	—	79,345,314	79,345,314
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 0.02% (b)
3,880,618	60,764,235	63,188,603	—	—	1,317	—	1,456,250	1,456,250
19,136,458	124,853,709	63,188,603	—	—	16,148	—	80,801,564	80,801,564
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2021 amounted to $77,824,583, which is 10.7% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2021.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$722,817,637	$—	$—	$722,817,637
Short-Term Investments (a)	80,801,564	—	—	80,801,564
Total	$803,619,201	$—	$—	$803,619,201
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCUS-PH3
R-080548-1 (1/23)